BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED MAY 8, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026, AS SUPPLEMENTED
Brighthouse/Franklin Low Duration Total Return Portfolio
Effective May 31, 2026 (“Effective Date”), Andrew Bryant will serve as a portfolio manager of Brighthouse/Franklin Low Duration Total Return Portfolio (the “Portfolio”). As of December 31, 2025, Mr. Bryant did not beneficially own any equity securities of the Portfolio. Kent Burns has announced his retirement from Franklin Templeton. Effective June 30, 2026, Mr. Burns will no longer serve as a portfolio manager of the Portfolio. As of June 30, 2026, all references to Mr. Burns in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio are deleted. The following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
As of the Effective Date, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
Kent Burns, CFA, Senior Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, Tina Chou, Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, Patrick Klein, Ph.D., Senior Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, Sameer Kackar, CFA, Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, Michael Salm, Senior Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, and Andrew Bryant, CFA, Research Analyst/Portfolio Manager of Franklin Templeton Fixed Income Group, have managed the Portfolio since its inception in 2011, 2019, 2022, 2024, 2024, and May 2026, respectively. Effective on or about June 30, 2026, it is expected that Mr. Burns will no longer serve as portfolio manager of the Portfolio.
As of the Effective Date, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the following sentence is added to the sixth paragraph of the section:
Effective on or about June 30, 2026, it is expected that Mr. Burns will no longer serve as portfolio manager of the Portfolio.
As of the Effective Date, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the following paragraph is added following the tenth paragraph of the section:
Andrew Bryant, CFA, Research Analyst/Portfolio Manager for the Franklin Templeton Fixed Income Group. He is a research analyst and portfolio manager in the Broad Markets portfolio management team within the Franklin Templeton Fixed Income Group. Mr. Bryant has been a co-lead portfolio manager of the Portfolio since May 2026. Mr. Bryant joined Franklin Templeton in 2015 and has over 11 years of experience in the financial services industry.

As of the Effective Date, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, footnote 1 is added with respect to Kent Burns. In addition, the following information with respect to Mr. Bryant is added immediately following the information included therein with respect to Mr. Salm:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Andrew Bryant, CFA, Brighthouse/Franklin Low Duration Total Return Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
1 Effective on or about June 30, 2026, it is expected that Mr. Burns will no longer serve as portfolio manager of the Portfolio.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE